Exhibit 99.1

						Exhibit C of Servicing Agreement

Semi-Annual Servicer’s Certificate
AEP Texas Inc., as Servicer
AEP Texas Central Transition Funding II LLC

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of October 11, 2006
(the "Agreement") between AEP Texas Inc., as Servicer and AEP Texas Central Transition Funding II LLC,
as Note Issuer, the Servicer does hereby certify as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement.
References herein to certain sections and subsections are references to the respective sections of the Agreement.

		Collection Periods:	Jul-2017	to	Dec-2017
		Payment Date:	1/2/2018

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 7/17 Collection Period (1)				19,692,922.33
	ii.	Remittances for the 8/17 Collection Period				21,035,219.02
	iii.	Remittances for the 9/17 Collection Period				21,196,807.10
	iv.	Remittances for the 10/17 Collection Period				18,073,738.25
	v.	Remittances for the 11/17 Collection Period				18,520,880.78
	vi.	Remittances for the 12/17 Collection Period (2)				13,202,457.98
	vii.	Investment Earnings on Collection Account
		viii.	Investment Earnings on Capital Subaccount			39,204.58
		ix.	Investment Earnings on Excess Funds Subaccount			58,882.20
		x.	Investment Earnings on General Subaccount			260,684.61
	xi.	General Subaccount Balance (sum of i through x above)				112,080,796.85

	xii.	Excess Funds Subaccount Balance as of Prior Payment Date				14,175,468.62
	xiii.	Capital Subaccount Balance as of Prior Payment Date				8,698,500.00
	xiv.	Collection Account Balance (sum of xii through xiii above)				134,954,765.47

	(1) July remittances include the previous year's true-up, which was settled on July 25, 2017.
	(2) December remittances do not include the previous year's true-up, which will be settled on January 25, 2018.

					Exhibit C of Servicing Agreement

2.	Outstanding Amounts as of Prior Payment Date:

		Series 2006-1
	i.	Class A-1 Outstanding Amount				0.00
	ii.	Class A-2 Outstanding Amount				0.00
	iii.	Class A-3 Outstanding Amount				0.00
	iv.	Class A-4 Outstanding Amount				69,962,039.00
	v.	Class A-5 Outstanding Amount				494,700,000.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes				564,662,039.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes				564,662,039.00

3.	Required Funding/Payments as of Current Payment Date:

						Principal
	Series 2006-1 Principal					Due
	i.	Class A-1				0.00
	ii.	Class A-2				0.00
	iii.	Class A-3				0.00
	iv.	Class A-4				69,962,039.00
	v.	Class A-5				26,518,837.00
	vi.	For all Series 2006-1 Notes				96,480,876.00

		{Add Other Series as applicable}

			Note Interest	Days in Interest	Principal
	Series 2006-1 Interest		Rate	Period (1)	Balance	Interest Due
	vii.	Class A-1	4.98%	180	0.00	0.00
	viii.	Class A-2	4.98%	180	0.00	0.00
	ix.	Class A-3	5.09%	180	0.00	0.00
	x.	Class A-4	5.17%	180	69,962,039.00	1,808,518.71
	xi.	Class A-5	5.31%	180	494,700,000.00	13,125,133.05
	xii.	For all Series 2006-1 Notes				14,933,651.76

		{Add Other Series as applicable}
					Required Level	Funding Required

	xiii.	Capital Subaccount			8,698,500.00	0.00
					8,698,500.00	0.00

Notes:
1. On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

			Exhibit C of Servicing Agreement

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
of Indenture:

i.	Trustee Fees and Expenses			0.00
ii.	Servicing Fee			434,925.00
iii.	Administration Fee			50,000.00
iv.	Operating Expenses			18,371.16
v.	Semi-Annual Interest (including any past-due for prior periods)			14,933,651.76
			Per $1000 of Original
Series 2006-1		Aggregate	Principal Amount

1.	Class A-1 Interest Payment	0.00	$0.0000
2.	Class A-2 Interest Payment	0.00	$0.0000
3.	Class A-3 Interest Payment	0.00	$0.0000
4.	Class A-4 Interest Payment	1,808,518.71	$4.1385
5.	Class A-5 Interest Payment	13,125,133.05	$26.5315
		14,933,651.76
	{Add Other Series as applicable}

vi.	Principal Due and Payable as a Result of Event of Default or on Final			0.00
	Maturity Date
			Per $1000 of Original
	Series 2006-1	Aggregate	Principal Amount

1.	Class A-1 Principal Payment	0.00	$0.0000
2.	Class A-2 Principal Payment	0.00	$0.0000
3.	Class A-3 Principal Payment	0.00	$0.0000
4.	Class A-4 Principal Payment	0.00	$0.0000
5.	Class A-5 Principal Payment	0.00	$0.0000
		0.00
	{Add Other Series as Applicable}

vii.	Semi-Annual Principal			96,480,876.00
			Per $1000 of Original
Series 2006-1		Aggregate	Principal Amount

1.	Class A-1 Principal Payment	0.00	$0.0000
2.	Class A-2 Principal Payment	0.00	$0.0000
3.	Class A-3 Principal Payment	0.00	$0.0000
4.	Class A-4 Principal Payment	69,962,039.00	$160.0962
5.	Class A-5 Principal Payment	26,518,837.00	$53.6059
		96,480,876.00
	{Add Other Series as Applicable}

			Exhibit C of Servicing Agreement

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e)
	of Indenture (continued):

	viii.	Funding of Capital Subaccount (to required level)	8,698,500.00
	ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	39,204.58
	x.	Deposit to Excess Funds Subaccount	14,299,236.97
	xi.	Released to Note Issuer upon Retirement of all Notes	0.00
	xii.	Aggregate Remittances as of Current Payment Date	134,954,765.47

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect
	to payments to be made on such Payment Date):

	Series 2006-1

	i.	Class A-1 Outstanding Amount	0.00
	ii.	Class A-2 Outstanding Amount	0.00
	iii.	Class A-3 Outstanding Amount	0.00
	iv.	Class A-4 Outstanding Amount	0.00
	v.	Class A-5 Outstanding Amount	468,181,163.00
	vi.	Aggregate Outstanding Amount of all Series 2006-1 Notes	468,181,163.00

		{Add Other Series as applicable}

	vii.	Aggregate Outstanding Amount of all Notes	468,181,163.00

	viii.	Excess Funds Subaccount Balance	14,299,236.97
	ix.	Capital Subaccount Balance	8,698,500.00
	x.	Aggregate Collection Account Balance	22,997,736.97

6.	Subaccount Withdrawals as of Current Payment Date
	(if applicable, pursuant to Section 8.02(e) of Indenture):

	i.	Excess Funds Subaccount	14,234,350.82
	iii.	Capital Subaccount	8,737,704.58
	iv.	Total Withdrawals	22,972,055.40

			Exhibit C of Servicing Agreement

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:		0.00

	i.	Semi-annual Interest

	Series 2006-1

	1.	Class A-1 Interest Payment	0.00
	2.	Class A-2 Interest Payment	0.00
	3.	Class A-3 Interest Payment	0.00
	4.	Class A-4 Interest Payment	0.00
	5.	Class A-5 Interest Payment	0.00
			0.00
		{Add Other Series as Applicable}

	ii.	Semi-annual Principal	0.00

	Series 2006-1

	1.	Class A-1 Principal Payment	0.00
	2.	Class A-2 Principal Payment	0.00
	3.	Class A-3 Principal Payment	0.00
	4.	Class A-4 Principal Payment	0.00
	5.	Class A-5 Principal Payment	0.00
			0.00

		{Add Other Series as Applicable}

8	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	ii.	Capital Subaccount	0.00
			0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual

Servicer’s Certificate this 29th day of December, 2017.

/s/ Renee V. Hawkins

AEP TEXAS Inc., as Servicer
by: Renee V. Hawkins
title: Assistant Treasurer